INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Net operating loss carryforwards
Tax loss and credit carryforwards					CAD 2,049,000,000		CAD 1,325,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments					481,000,000		308,000,000
Income tax payments, net of refunds	CAD 105,000,000	CAD 164,000,000	CAD 109,000,000
Interest expense (reversal) reflected within net tax expense	0	(1,000,000)	0
Income tax penalties expense	CAD 0	CAD 0	CAD 0
Accrued interest expense					4,000,000		4,000,000
Income tax penalties accrued					0		0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards					1,736,000,000		1,276,000,000
Capital loss carryforwards					0		0
Ccapital loss carryforwards unrecognized					654,000,000		75,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits					68,000,000		57,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards | $				$ 2,545,000,000		$ 1,617,000,000
Tax loss and credit carryforwards					CAD 0		CAD 0
Operating loss carryforward unrecognized | $				58,000,000		0
U.S. federal | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits | $				37,000,000		41,000,000
Mexican Tax Authority
Net operating loss carryforwards
Tax loss and credit carryforwards | $				$ 54,000,000		$ 70,000,000